Share-based payments - Virtual shares program II (New VSOP) - Expense recognized in the statement of operations and other comprehensive income (loss) (Details)
€ / shares in Units, $ / shares in Units, € in Thousands, $ in Thousands
					2 Months Ended	12 Months Ended
	Dec. 14, 2022 € / shares	Oct. 19, 2021 EUR (€) € / shares	Mar. 11, 2021 EUR (€) € / shares	Feb. 10, 2021	Jun. 30, 2020 shares	Dec. 31, 2022 EUR (€) Option	Dec. 31, 2022 USD ($) Option $ / shares	Dec. 31, 2021 EUR (€) Option shares	Dec. 31, 2021 USD ($) Option $ / shares	Dec. 31, 2020 EUR (€) Option	Dec. 31, 2020 USD ($) Option	Dec. 31, 2019
Share-based payments
Number of awards exercisable										0	0
Number of options exercised | shares								557,171
Average share price | (per share)	€ 6.96	€ 34.56	€ 69.69				$ 16.81		$ 61.28
Provision for employer taxes		€ 8,000					$ 51				$ 981
Employer taxes payable | $							$ 45		$ 493
Selling and distribution expenses						€ (199)		€ (82)
Research and development expenses						(909)		(240)
General and administrative expenses						(2,000)		(383)
New VSOP
Share-based payments
Number of awards exercisable												0
Provision for employer taxes						€ 51		147
New VSOP | Exercise of options | Share transaction
Share-based payments
Lock-up period				180 days
Number of options exercised						147,620	147,620
Prior VSOP
Share-based payments
Grant date fair value of virtual shares | shares					658,735
Number of awards exercisable												0
Provision for employer taxes			€ 26,000
Selling and distribution expenses						€ (8)		(25)		€ (213)
Research and development expenses						(45)		(369)		(1,840)
General and administrative expenses						€ (78)		€ (230)		€ (3,135)
Former Chief Executive Officer Grant
Share-based payments
Number of awards exercisable | Option							0		0	0	0
Number of options exercised						777,260	777,260	1,524,900
Selling and distribution expenses						€ 23		€ (188)		€ (296)
Research and development expenses						69		(349)		(1,421)
General and administrative expenses						3		(35)		(47)
Total						95		(572)		€ (1,764)
LTIP
Share-based payments
General and administrative expenses						€ 5,564		€ 12,472